Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2016	35,842,611
Balance at Dec. 31, 2016	$ 138,189	$ 46,235	$ (10,309)	$ (2,408)	$ 171,707
Net earnings			51,452		51,452
Other comprehensive earnings				1,916	1,916
Tax re-allocation from spin-out		(7,221)			(7,221)
Subsidiaries’ equity transactions		465			465
Stock option expense		4,132			4,132
Stock options exercised (in shares)	345,150
Stock options exercised	$ 6,666	(2,148)			4,518
Dividends			(17,598)		(17,598)
Purchased for cancellation (in shares)	(271,378)
Purchased for cancellation	$ (1,085)		(16,000)		(17,085)
Balance (in shares) at Dec. 31, 2017	35,916,383
Balance at Dec. 31, 2017	$ 143,770	41,463	7,545	(492)	192,286
Net earnings			65,865		65,865
Other comprehensive earnings				(2,623)	(2,623)
Subsidiaries’ equity transactions		(336)			(336)
Stock option expense		5,767			$ 5,767
Stock options exercised (in shares)	194,100				194,100
Stock options exercised	$ 5,479	(1,797)			$ 3,682
Dividends			(19,417)		(19,417)
Purchased for cancellation (in shares)	(130,436)
Purchased for cancellation	$ (542)		(8,456)		(8,998)
Balance (in shares) at Dec. 31, 2018	35,980,047
Balance at Dec. 31, 2018	$ 148,707	$ 45,097	$ 45,537	$ (3,115)	$ 236,226